TRADE RECEIVABLES - Disclosure of major customers (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Trade Receivables [Line Items]
Percentage of total revenues	35.00%	0.00%
Customer B [Member]
Trade Receivables [Line Items]
Percentage of total revenues	33.00%	2.00%